Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock, Class B Common Stock and Preferred Stock	Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Treasury Stock	Noncontrolling Interest
Beginning balance at Dec. 31, 2009	$ 894,808	$ 19,255	$ 461,563	$ (821)	$ 372,454	$ (114,425)	$ 156,782
Beginning balance (in shares) at Dec. 31, 2009		32,138,644
Net income	111,722				80,760		30,962
Other comprehensive Income (loss)	228			228
Retirement of common stock (in shares)		(75,721)
Retirement of common stock	(4,367)	(38)	(4,329)
Common stock contribution to 401(k) plan (in shares)	9,975	9,975
Common stock contribution to 401(k) plan	489	5	484
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		268,827
Stock issuances from exercise of stock options and employee stock purchase plan	7,316	134	7,182
Excess tax benefit from share-based compensation	2,862		2,862
Issuances of non-vested (restricted) shares of common stock (in shares)		135,000
Issuances of non-vested (restricted) shares of common stock		67	(67)
Forfeitures of non-vested (restricted) shares of common stock (in shares)		(27,300)
Forfeitures of non-vested (restricted) shares of common stock		(13)	13
Share-based compensation	5,175		5,175
Cash dividends declared on Common and Class B common stock	(66,028)				(66,028)
Distributions to noncontrolling interest	(23,309)						(23,309)
Ending balance at Dec. 31, 2010	928,896	19,410	472,883	(593)	387,186	(114,425)	164,435
Ending balance (in shares) at Dec. 31, 2010		32,449,425
Net income	137,742				90,450		47,292
Other comprehensive Income (loss)	241			241
Retirement of common stock (in shares)		(10,143)
Retirement of common stock	(617)	(5)	(612)
Common stock contribution to 401(k) plan (in shares)	27,240	27,240
Common stock contribution to 401(k) plan	1,718	14	1,704
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		139,717
Stock issuances from exercise of stock options and employee stock purchase plan	5,553	69	5,484
Excess tax benefit from share-based compensation	859		859
Issuances of non-vested (restricted) shares of common stock (in shares)		429,602
Issuances of non-vested (restricted) shares of common stock		215	(215)
Forfeitures of non-vested (restricted) shares of common stock (in shares)		(30,500)
Forfeitures of non-vested (restricted) shares of common stock		(15)	15
Share-based compensation	6,340		6,340
Cash dividends declared on Common and Class B common stock	(73,276)				(73,276)
Return of capital contribution to noncontrolling interest	(32,000)						(32,000)
Fair value increment over carrying value of locations contributed to joint venture	7,061		7,061
Fair value of noncontrolling interest	7,708						7,708
Share of carrying value of our locations contributed to joint venture	34,919						34,919
Distributions to noncontrolling interest	(23,434)						(23,434)
Ending balance at Dec. 31, 2011	1,001,710	19,688	493,519	(352)	404,360	(114,425)	198,920
Ending balance (in shares) at Dec. 31, 2011		33,005,341
Net income	157,601				103,334		54,267
Other comprehensive Income (loss)	(1,750)			(1,750)			(1,406)
Retirement of common stock (in shares)		(29,987)
Retirement of common stock	(2,229)	(15)	(2,214)
Common stock contribution to 401(k) plan (in shares)	26,991	26,991
Common stock contribution to 401(k) plan	1,772	13	1,759
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		157,664
Stock issuances from exercise of stock options and employee stock purchase plan	7,163	79	7,084
Excess tax benefit from share-based compensation	1,079		1,079
Issuances of non-vested (restricted) shares of common stock (in shares)		111,301
Issuances of non-vested (restricted) shares of common stock		56	(56)
Share-based compensation	7,716		7,716
Cash dividends declared on Common and Class B common stock	(256,219)				(256,219)
Common stock issued for Carrier Enterprise III (in shares)		1,250,000
Common stock issued for Carrier Enterprise III	93,250	625	92,625
Fair value of noncontrolling interest in Carrier Enterprise III	104,244						104,244
Decrease in noncontrolling interest in Carrier Enterprise I	(51,881)		(8,692)				(43,189)
Distributions to noncontrolling interest	(39,010)						(39,010)
Ending balance at Dec. 31, 2012	$ 1,022,040	$ 20,446	$ 592,820	$ (2,102)	$ 251,475	$ (114,425)	$ 273,826
Ending balance (in shares) at Dec. 31, 2012		34,521,310